Financing receivables, net	12 Months Ended
Dec. 31, 2020
Financing Receivable, Net [Abstract]
Financing receivables, net
5.	Financing receivables, net
The financing receivables, net, consists of the following:

	December 31,
	2019	2020
	RMB	RMB
Short-term:
Short-term financing receivables	450,588	71,271
Allowance for credit losses	(20,201)	(488)

Short-term financing receivables, net	430,387	70,783

Long-term:
Long-term financing receivables	19,443	2,930
Allowance for credit losses	(343)	(95)

Long-term financing receivables, net	19,100	2,835

The following table summarizes the balances of financing receivables by due date.

	December 31,
	2019	2020
	RMB	RMB
Due in months:
0 - 12	450,588	71,271
13 - 24	19,443	2,930

Total financing receivables	470,031	74,201

The movement of the allowance for credit losses for the years ended December 31, 2018, 2019 and 2020 were as following:

	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	70,460	23,183	20,544
Addition due to acquisition of Ganzhou Micro Finance	—	17,470	—
Additions	70,411	33,942	45,090
Charge-offs	(117,688)	(54,051)	(65,051)

Balance at end of the year	23,183	20,544	583

Aging analysis of past due financing receivables are as below:

Financing receivables	1 - 30 Days Past Due	31 - 60 Days Past Due	61 - 90 Days Past Due	91 Days or Greater Past Due	Total Past Due	Current	Total
December 31, 2019	8,239	7,546	6,660	—	22,445	447,586	470,031
December 31, 2020	164	154	106	—	424	73,777	74,201